Net Revenue	12 Months Ended
Dec. 31, 2023
Net Revenue [Abstract]
Net revenue

21 Net revenue

The vast majority of the Group’s revenue is derived from contracts which are based upon a customer ordering our products. Revenues are recognized when there is a contract with the customer, the transaction price is reliably measurable and when the control over the goods sold is transferred to the customer. The Group accounts for a contract, which may be verbal or written, when it is approved and committed by both parties, the rights of the parties are identified along with payment terms, the contract has commercial substance and collectability is probable. While there may be master agreements, the contract is only established when the customer’s order is accepted by the Group.

The Group evaluates the transaction for distinct performance obligations, which are the sale of its products to customers. Each performance obligation is recognized based upon a pattern of recognition that reflects the transfer of control to the customer at a point in time, which is upon destination (customer location or port of destination), which faithfully depicts the transfer of control and recognition of revenue. There are instances of customer pick-up at the Group’s facility, in which case control transfers to the customer at that point and the Group recognizes revenue. The Group’s performance obligations are typically fulfilled within days to weeks of the acceptance of the order.

The measurability of the transaction price can be impacted by variable consideration i.e. discounts, rebates, incentives and the customer’s right to return products. Some or all of the estimated amount of variable consideration is included in the transaction price but only to the extent that it is highly probable a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. This is usually at the point of dispatch or on delivery of the products. This varies from customer to customer according to the terms of sale. However, due to the nature of our business, there is minimal variable consideration.

Shipping and handling activities are performed before a customer obtains control of the goods and its obligation is fulfilled upon transfer of the goods to a customer. Shipping and handling costs are recorded within cost of sales. The Group may incur incremental costs to obtain or fulfill a contract such as broker expenses which are not expected to be recovered. The amortization period for such expenses is less than one year; therefore, the costs are expensed as incurred and included in deductions from sales.

The Group receives payments from customers based on terms established with the customer. Payments are typically due within 25 days of delivery for domestic accounts and 39 days for international accounts.

The Group disaggregates its revenues by (i) domestic sales, (ii) export sales and (iii) segment information:

(i)     Domestic sales refers to internal sales of each geographical location;

(ii)    Export sales refers to external sales of each geographical location;

(iii)   Segment information as disclosed in Note 23.

The Group also disaggregated its revenues between Brazil, Seara, Beef North America, Pork USA, Chicken Pilgrim’s Pride, Australia and Others to align with our segment presentation in Note 23.

Revenue by significant category are as follows:

	2023	2022	2021
Domestic sales	54,501,282	53,478,460	48,118,921
Export sales	18,416,841	19,135,450	16,923,785
NET REVENUE	72,918,123	72,613,910	65,042,706

Contract balances

Customer contract liabilities relate to payments received in advance of satisfying the performance obligation under the contract. Moreover, a contract liability is recognized when the Group has an obligation to transfer products to a customer from whom the consideration has already been received. The recognition of the contractual liability occurs at the time when the consideration is received and settled. The Group recognizes revenue upon fulfilling the related performance obligation. Contract liabilities are presented as advances from customers in the balance sheet.

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	2023	2022
Trade accounts receivable	4	3,390,856	3,878,125
Contract liabilities		(324,598)	(215,479)
Total customer contract revenue		3,066,258	3,662,646